New England Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 1, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  New England Variable Life Separate Account
     File No. 033-88082 (Zenith Flexible Life)
     Rule 497(j) Certification

Commissioners:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Prospectus Supplement contained in the Post-Effective Amendment No. 26 for the Account filed electronically with the Commission on April 22, 2014.

If you have any questions, please contact me at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.
Assistant General Counsel
Metropolitan Life Insurance Company